Segment information - Reconciliations of capital expenditures (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Capital expenditures from reportable segments:
Capital expenditures	$ 1,342	$ 1,071	$ 955	$ 918	$ 1,037	$ 723	$ 719	$ 736	$ 4,286	$ 3,215
Operating Segments
Capital expenditures from reportable segments:
Capital expenditures	1,357	975	928	566	1,121	677	676	441	3,826	2,915
Operating Segments | Construction Industries
Capital expenditures from reportable segments:
Capital expenditures	162	86	64	46	144	66	55	58	358	323
Operating Segments | Resource Industries
Capital expenditures from reportable segments:
Capital expenditures	243	162	111	110	210	90	115	45	626	460
Operating Segments | Power & Energy
Capital expenditures from reportable segments:
Capital expenditures	519	368	374	240	500	257	186	104	1,501	1,047
Operating Segments | Financial Products Segment
Capital expenditures from reportable segments:
Capital expenditures	433	359	379	170	267	264	320	234	1,341	1,085
Operating Segments | All Other Segment
Capital expenditures from reportable segments:
Capital expenditures	87	72	59	36	111	73	65	36	254	285
Corporate Items and Eliminations
Items not included in segment capital expenditures:
Cost centers	(2)	38	35	27	79	60	24	30	98	193
Timing	(197)	(6)	(70)	295	(286)	(71)	(37)	245	22	(149)
Other	$ 97	$ (8)	$ 3	$ (6)	$ 12	$ (16)	$ (9)	$ (16)	$ 86	$ (29)